Quarterly Holdings Report
for
Fidelity® International Real Estate Fund
October 31, 2025
IRE-NPRT1-1225
1.809077.122
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 14.8%
Real Estate - 14.8%
Diversified REITs - 3.8%
Stockland unit	3,057,622	12,623,799
Real Estate Management & Development - 1.1%
GemLife Communities Pty Ltd unit	1,151,814	3,820,914
Residential REITs - 3.5%
Ingenia Communities Group unit	3,232,180	11,885,262
Specialized REITs - 6.4%
Arena REIT unit	4,293,639	10,254,047
National Storage REIT unit	7,317,711	11,012,351
		21,266,398
TOTAL AUSTRALIA		49,596,373
BELGIUM - 7.3%
Real Estate - 7.3%
Industrial REITs - 3.8%
Montea NV	86,423	6,973,083
Warehouses De Pauw CVA	228,350	5,795,832
		12,768,915
Real Estate Management & Development - 1.6%
Inclusio SA	250,002	5,331,049
Residential REITs - 1.0%
Xior Student Housing NV (a)(b)	101,725	3,318,269
Xior Student Housing NV rights (c)(d)	108,842	62,590
		3,380,859
Specialized REITs - 0.9%
Shurgard Self Storage Ltd	84,493	3,092,160
TOTAL BELGIUM		24,572,983
BRAZIL - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LOG Commercial Properties e Participacoes SA	196,333	864,894
CANADA - 2.4%
Health Care - 2.2%
Health Care Providers & Services - 2.2%
Chartwell Retirement Residences (b)	243,400	3,587,094
Sienna Senior Living Inc (b)	261,500	3,568,578
		7,155,672
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
StorageVault Canada Inc	236,900	836,088
TOTAL CANADA		7,991,760
FINLAND - 2.2%
Real Estate - 2.2%
Real Estate Management & Development - 2.2%
Cityvarasto Oyj	167,400	3,091,117
Kojamo Oyj (d)	347,300	4,207,314

TOTAL FINLAND		7,298,431
FRANCE - 4.1%
Real Estate - 4.1%
Industrial REITs - 2.0%
ARGAN SA	87,204	6,784,809
Retail REITs - 2.1%
Unibail-Rodamco-Westfield unit	68,300	7,056,998
TOTAL FRANCE		13,841,807
GERMANY - 4.3%
Real Estate - 4.3%
Real Estate Management & Development - 4.3%
Instone Real Estate Group SE (a)(e)	369,476	3,530,516
LEG Immobilien SE	91,501	6,966,203
TAG Immobilien AG	231,732	3,843,654

TOTAL GERMANY		14,340,373
GREECE - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.2%
LAMDA Development SA (d)	92,200	786,430
Retail REITs - 0.2%
Trade Estates Real Estate Investment SA	412,089	838,365
TOTAL GREECE		1,624,795
HONG KONG - 4.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Magnificent Hotel Investment Ltd (d)	51,423,000	469,855
Real Estate - 4.8%
Real Estate Management & Development - 4.8%
Great Eagle Holdings Ltd	2,272,541	4,258,154
Hongkong Land Holdings Ltd (Singapore)	389,600	2,380,456
Langham Hospitality Investments and Langham Hospitality Investments Ltd unit (c)	151,502	9,943
Sino Land Co Ltd	3,168,000	3,934,239
TAI Cheung Holdings Ltd	11,187,116	4,578,187
Wing Tai Properties Ltd	3,448,000	741,023
		15,902,002
TOTAL HONG KONG		16,371,857
IRELAND - 1.7%
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Cairn Homes PLC (Ireland)	371,900	826,477
Glenveagh Properties PLC (a)(d)(e)	372,459	819,133
		1,645,610
Industrials - 0.3%
Building Products - 0.3%
Kingspan Group PLC	12,500	935,087
Real Estate - 0.9%
Residential REITs - 0.9%
Irish Residential Properties Reit PLC	2,872,600	3,072,703
TOTAL IRELAND		5,653,400
JAPAN - 20.9%
Real Estate - 20.9%
Health Care REITs - 2.8%
Health Care & Medical Investment Corp	12,587	9,409,009
Hotel & Resort REITs - 0.5%
Kasumigaseki Hotel REIT Investment Corp	2,700	1,843,099
Industrial REITs - 0.9%
LaSalle Logiport REIT	3,000	2,902,472
Real Estate Management & Development - 10.8%
Hulic Co Ltd	977,500	10,085,167
JINUSHI Co Ltd	55,400	1,042,502
Katitas Co Ltd	295,300	4,807,655
Nomura Real Estate Holdings Inc	973,700	5,553,710
Starts Corp Inc	164,900	5,120,021
Tosei Corp	441,800	9,403,050
		36,012,105
Residential REITs - 5.9%
Advance Residence Investment Corp	10,000	10,823,438
Comforia Residential REIT Inc	1,000	2,108,883
Daiwa Securities Living Investment Corporation	9,654	6,915,850
		19,848,171
TOTAL JAPAN		70,014,856
MEXICO - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Corp Inmobiliaria Vesta SAB de CV	573,900	1,742,227
NETHERLANDS - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
CTP NV (a)(e)	77,250	1,609,883
NEW ZEALAND - 1.5%
Health Care - 0.7%
Health Care Providers & Services - 0.7%
Ryman Healthcare Ltd (d)	1,324,711	2,175,649
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Auckland International Airport Ltd	354,643	1,647,909
Real Estate - 0.3%
Diversified REITs - 0.3%
Stride Property Group unit	1,302,032	1,095,279
TOTAL NEW ZEALAND		4,918,837
SINGAPORE - 8.9%
Real Estate - 8.9%
Health Care REITs - 2.7%
Parkway Life Real Estate Investment Trust	2,912,200	9,173,340
Real Estate Management & Development - 6.2%
Singapore Land Group Ltd	2,315,100	5,478,264
Wing Tai Holdings Ltd	13,739,522	15,094,896
		20,573,160
TOTAL SINGAPORE		29,746,500
SPAIN - 1.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (a)(e)	26,000	809,425
Consumer Discretionary - 1.1%
Household Durables - 1.1%
Neinor Homes SA (a)(e)	167,943	3,341,183
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Aedas Homes SL (a)(e)	86,384	2,120,852
TOTAL SPAIN		6,271,460
SWEDEN - 4.8%
Real Estate - 4.8%
Real Estate Management & Development - 4.8%
Catena AB	74,300	3,602,282
Dios Fastigheter AB	168,200	1,149,041
Heba Fastighets AB B Shares	1,081,002	3,709,447
Intea Fastigheter AB B Shares	56,600	402,445
John Mattson Fastighetsforetagen AB (d)	155,100	1,087,304
Logistea AB B Shares	1,688,600	2,715,908
Stendorren Fastigheter AB B Shares (d)	159,336	3,304,039

TOTAL SWEDEN		15,970,466
SWITZERLAND - 2.0%
Industrials - 0.3%
Ground Transportation - 0.3%
Jungfraubahn Holding AG	2,970	872,824
Real Estate - 1.7%
Real Estate Management & Development - 1.7%
PSP Swiss Property AG	33,090	5,719,564
TOTAL SWITZERLAND		6,592,388
UNITED KINGDOM - 10.5%
Consumer Discretionary - 1.0%
Household Durables - 1.0%
Bellway PLC	98,400	3,391,994
Real Estate - 9.5%
Health Care REITs - 1.0%
Primary Health Properties PLC	2,654,400	3,265,655
Industrial REITs - 2.1%
LondonMetric Property PLC	1,464,767	3,659,951
Segro PLC	371,900	3,407,253
		7,067,204
Office REITs - 0.0%
Helical PLC	3,873	10,608
Real Estate Management & Development - 2.0%
Grainger PLC	1,647,198	4,055,194
Harworth Group PLC	1,178,146	2,538,277
		6,593,471
Specialized REITs - 4.4%
Big Yellow Group PLC (The)	695,800	10,164,487
Safestore Holdings PLC	498,202	4,679,589
		14,844,076
TOTAL REAL ESTATE		31,781,014

TOTAL UNITED KINGDOM		35,173,008
UNITED STATES - 4.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc Class A (d)	6,700	847,818
Real Estate - 4.0%
Industrial REITs - 2.0%
Prologis Inc	54,300	6,738,087
Specialized REITs - 2.0%
Equinix Inc	8,100	6,852,681
TOTAL REAL ESTATE		13,590,768

TOTAL UNITED STATES		14,438,586
TOTAL COMMON STOCKS (Cost $305,385,093)		328,634,884

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	3,777,435	3,778,190
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	4,557,608	4,558,064
TOTAL MONEY MARKET FUNDS (Cost $8,336,254)			8,336,254

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $313,721,347)	336,971,138
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,333,599)
NET ASSETS - 100.0%	335,637,539

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $15,549,261 or 4.6% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Non-income producing.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,230,992 or 3.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,588,431	28,471,198	38,281,506	46,756	67	-	3,778,190	3,777,435	0.0%
Fidelity Securities Lending Cash Central Fund	22,164,753	25,368,107	42,974,796	15,257	-	-	4,558,064	4,557,608	0.0%
Total	35,753,184	53,839,305	81,256,302	62,013	67	-	8,336,254

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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